INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount
Tax expenses at statutory rate					$ 6,060	$ 5,957	$ 5,195
Tax exempt interest income					(1,638)	(1,582)	(1,598)
Net earnings on bank-owned life insurance					(148)	(132)	(207)
ESOP dividend					(314)	(296)	(109)
Other items					54	59	135
Total	$ 972	$ 931	$ 2,248	$ 2,109	$ 4,014	$ 4,006	$ 3,416
Provision at statutory rate					34.00%	34.00%	34.00%